DEBT, CREDIT FACILITIES, AND CAPITAL LEASE OBLIGATIONS (Credit agreements) (Detail) (USD $)	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Apr. 30, 2013	Dec. 31, 2012	Jan. 31, 2015	Dec. 31, 2014	Mar. 31, 2014	Mar. 31, 2013	Sep. 30, 2012	Dec. 31, 2013	Dec. 31, 2010	Feb. 25, 2014
Revolving Credit Facility [Member]
Capital Lease Asset Purchase Commitment [Line Items]
Line of credit facility borrowing capacity				$ 200,000,000
Outstanding borrowings under the company credit agreement				70,000,000
Remaining borrowing capacity				185,000,000
Letter of Credit [Member]
Capital Lease Asset Purchase Commitment [Line Items]
Line of credit facility borrowing capacity				82,000,000
Subsequent Event [Member] | Revolving Credit Facility [Member]
Capital Lease Asset Purchase Commitment [Line Items]
Outstanding borrowings under the company credit agreement			70,000,000
Remaining borrowing capacity				170,000,000
Unsecured Debt [Member]
Capital Lease Asset Purchase Commitment [Line Items]
Debt extinguishment	91,000,000	193,000,000
Fixed interest rate of long-term debt	6.375%			5.75%	5.00%	4.00%	3.85%
Debt face amount					150,000,000	91,000,000	150,000,000
Unsecured Debt [Member] | Subsequent Event [Member]
Capital Lease Asset Purchase Commitment [Line Items]
Debt extinguishment			130,000,000
Lineof Credit 2014 [Member] | Revolving Credit Facility 2014 [Member]
Capital Lease Asset Purchase Commitment [Line Items]
Interest rate spread on LIBOR borrowing				0.75%
Interest rate in addition to alternate base rate for alternate base rate loans				0.75%
Outstanding borrowings under the company credit agreement				0
Line of Credit [Member] | Revolving Credit Facility [Member]
Capital Lease Asset Purchase Commitment [Line Items]
Interest rate spread on LIBOR borrowing				1.125%
Interest rate in addition to alternate base rate for alternate base rate loans				0.125%
Outstanding borrowings under the company credit agreement				15,000,000				0
Line of Credit [Member] | Letter of Credit [Member]
Capital Lease Asset Purchase Commitment [Line Items]
Outstanding borrowings under the company credit agreement				1,000,000				1,000,000
Variable Rate Demand Obligation [Member]
Capital Lease Asset Purchase Commitment [Line Items]
Debt extinguishment				100,000,000
Debt face amount				115,000,000					37,000,000
Letter of Credit [Member]
Capital Lease Asset Purchase Commitment [Line Items]
Outstanding borrowings under the company credit agreement									37,000,000
Letter of Credit [Member] | Subsequent Event [Member]
Capital Lease Asset Purchase Commitment [Line Items]
Commitment fee percentage										1.00%
Unsecured Term Loans [Member]
Capital Lease Asset Purchase Commitment [Line Items]
Short-term debt				130,000,000
Short-term debt, amount outstanding				130,000,000
Unsecured Term Loans [Member] | Subsequent Event [Member]
Capital Lease Asset Purchase Commitment [Line Items]
Short-term debt			130,000,000
Revolving Credit Facility 2014 [Member]
Capital Lease Asset Purchase Commitment [Line Items]
Line of credit facility borrowing capacity				$ 70,000,000